Stockholders' Equity (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred Stock, Shares Authorized	25,000,000	25,000,000	25,000,000		25,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Shares Issued	0	0	0		0
Preferred Stock, Shares Outstanding	0	0			0
Common Stock, Shares Authorized		2,250,000,000			2,250,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares, Outstanding	189,684,580	175,912,194	168,713,296		137,911,975
GRAF INDUSTRIAL CORP.
Preferred Stock, Shares Authorized				1,000,000	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued				0	0	0
Preferred Stock, Shares Outstanding				0	0	0
Common Stock, Shares Authorized				400,000,000	400,000,000	400,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding				6,346,714	9,287,693	7,893,844
Common stock possible redemption				11,202,651	21,182,947	22,576,796
GRAF INDUSTRIAL CORP. | Common Stock
Common Stock, Shares, Outstanding				17,549,365	30,470,640	30,470,640